Related Party Transactions (Tables)	9 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Accrued Fees and Expenses Due to General Partner and Affiliates

The accrued fees and expenses due to General Partner and affiliates consisted of the following at:

	December 31, 2012	March 31, 2012

Asset management fee payable	$179,466	$141,775
Advances made to the Partnership from General Partner or affiliates	-	55,483
Expenses paid by the General Partners or an affiliate on behalf of the Partnership	1,899	6,874
Total	$181,365	$204,13